INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets (liabilities)

Deferred income tax assets reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2022 and 2021 were as follows:

	December 31
	2022	2021
Deferred tax assets in respect of:

Subsidiaries carryforward losses	60,229	58,389
Other temporary differences	2,369	2,874
Share-based compensation	5,073	2,884
Deferred tax asset in respect to other comprehensive loss	2,238	394
Total deferred tax assets before valuation allowance	69,909	64,541
Valuation allowance	(66,815)	(63,207)
Total deferred tax assets	3,094	1,334

Schedule of Reconciliation of Theoretical Provision For Income Tax
Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2022	2021	2020
Income before taxes on income	201,466	168,002	76,132
Theoretical tax expenses at the statutory rate of InMode	23%	23%	23%
	46,337	38,640	17,510
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(29,429)	(37,478)	(16,652)
Different effective tax rates applicable to the Subsidiaries	(1,453)	(2,033)	235
NOL carry back as part of the CARES Act relief	-	-	(2,894)
Valuation allowance	130	40	17
Uncertain tax position	303	1,921	1,416
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,842	1,838	1,426
Previous year	-	-	49
Amendment to the Investments Law payment - see also note 14a(2)(b)	12,017	-	-
settlements with the Israeli tax authority net of decrease of related uncertain tax	10,199	-	-
	39,946	2,928	1,107

Schedule of Income Before Income Taxes

f. Income before income taxes is composed of the following:

	Year ended December 31
	2022	2021	2020
InMode Ltd. and Israeli subsidiaries	196,354	163,370	72,712
Subsidiaries outside of Israel	5,112	4,632	3,420
	201,466	168,002	76,132

Schedule of Tax Expenses (Tax Benefit)

g.	Tax expenses (tax benefit):

	Year ended December 31
	2022	2021	2020
Current:
Israel	38,248	3,829	1,411
Subsidiaries	1,614	(131)	(2,033)
	39,862	3,698	(622)
Deferred:
Israel	84	(770)	30
Subsidiaries	-	-	1,699
	84	(770)	1,729
Total taxes on income	39,946	2,928	1,107

Schedule of Unrecognized Tax Benefits

The following table summarizes the activity of the Company’s unrecognized tax benefits:

	Year ended December 31
	2022	2021
Balance at January 1	4,831	2,910
Decrease in uncertain tax positions for the previous years	(4,831)	(804)
Increase in uncertain tax positions for the current year, net	303	2,725
Balance at December 31	303	4,831